DEFERRED TAX (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
DEFERRED TAX (Details) [Line Items]
Income Statement, Effect of remeasurement of deferred tax utilisation	£ 18
Other Comphrensive Income, Effect of remeasurement of deferred tax utilisation	£ (21)
Trading Losses [member]
DEFERRED TAX (Details) [Line Items]
Deferred Tax Assets, Expiration Term	20 years
The Group [member]
DEFERRED TAX (Details) [Line Items]
Increase (decrease) in deferred tax expense (income) due to rate regulation	£ (14)
The Group [member] | Trading Losses [member]
DEFERRED TAX (Details) [Line Items]
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration	36	£ 35
Deferred Tax Assets, Operating Loss Carryforwards, Not Subject to Expiration	52	56
The Group [member] | UK [member]
DEFERRED TAX (Details) [Line Items]
Deferred Tax Assets, Operating Loss Carryforwards, Not Subject to Expiration	121	76
Current tax expense (income)	688
The Group [member] | Foreign Tax Authority [Member]
DEFERRED TAX (Details) [Line Items]
Deferred Tax Assets, Operating Loss Carryforwards, Not Subject to Expiration	46	46
The Bank [member]
DEFERRED TAX (Details) [Line Items]
Increase (decrease) in deferred tax expense (income) due to rate regulation	(4)
The Bank [member] | Trading Losses [member]
DEFERRED TAX (Details) [Line Items]
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration
Deferred Tax Assets, Operating Loss Carryforwards, Not Subject to Expiration	7	11
The Bank [member] | UK [member]
DEFERRED TAX (Details) [Line Items]
Deferred Tax Assets, Operating Loss Carryforwards, Not Subject to Expiration	98	23
Current tax expense (income)	566
The Bank [member] | Foreign Tax Authority [Member]
DEFERRED TAX (Details) [Line Items]
Deferred Tax Assets, Operating Loss Carryforwards, Not Subject to Expiration	£ 7	£ 7
Current year [member]
DEFERRED TAX (Details) [Line Items]
Applicable tax rate	19.00%
1 April 2020 [member]
DEFERRED TAX (Details) [Line Items]
Applicable tax rate	17.00%